Operating Segments (Sales by Business Lines) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating segment data [Line Items]
Sales	$ 5,418	$ 5,363	$ 5,405
Percentage of sales	100.00%	100.00%	100.00%
Specialty Solutions Segment [Member]
Operating segment data [Line Items]
Sales	$ 2,666	$ 2,577	$ 2,428
Percentage of sales	49.00%	48.00%	44.00%
Advanced Additives [Member]
Operating segment data [Line Items]
Sales	$ 877	$ 798	$ 781
Percentage of sales	16.00%	15.00%	14.00%
Industrial Products [Member]
Operating segment data [Line Items]
Sales	$ 1,193	$ 1,120	$ 1,034
Percentage of sales	22.00%	21.00%	19.00%
Food Specialties [Member]
Operating segment data [Line Items]
Sales	$ 596	$ 659	$ 613
Percentage of sales	11.00%	12.00%	11.00%
Essential Minerals Segment [Member]
Operating segment data [Line Items]
Sales	$ 3,127	$ 3,162	$ 3,259
Percentage of sales	58.00%	59.00%	61.00%
Potash & Magnesium [Member]
Operating segment data [Line Items]
Sales	$ 1,383	$ 1,338	$ 1,515
Percentage of sales	26.00%	25.00%	28.00%
Phosphate [Member]
Operating segment data [Line Items]
Sales	$ 1,052	$ 1,163	$ 1,064
Percentage of sales	19.00%	22.00%	20.00%
Specialty Fertilizers [Member]
Operating segment data [Line Items]
Sales	$ 692	$ 661	$ 680
Percentage of sales	13.00%	12.00%	13.00%
Other activities and intercompany sales [Member]
Operating segment data [Line Items]
Sales	$ (375)	$ (376)	$ (282)
Percentage of sales	(7.00%)	(7.00%)	(5.00%)